Regulatory Matters	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Regulatory Matters
Regulatory Matters
The Company and the Bank are subject to various regulatory requirements administered by federal banking agencies. The following is a summary of restrictions related to dividend payments and capital adequacy.
Dividend Restrictions
Dividends payable by the Bank as a national bank subsidiary of the Company, are limited by law and Office of the Comptroller of the Currency (“OCC”) regulations. A dividend may not be paid if the total of all dividends declared by a bank in any calendar year is in excess of the current year’s net income combined with the retained net income of the two preceding years, unless the national bank obtains the approval of the OCC. At December 31, 2018 and 2017, the Bank could pay dividends of $82.6 million and $84.4 million, respectively, without prior OCC approval.
In addition, the Company and the Bank are subject to various general regulatory policies and requirements relating to the payment of dividends, including requirements to maintain capital above regulatory minimums and the maintenance of capital in excess of capital conservation buffers required by the Federal Reserve and OCC capital regulations.
Capital Adequacy
Under the Basel III capital and prompt corrective action rules, the Company and the Bank must meet specific capital guidelines that involve quantitative measures and qualitative judgments about capital components, risk weightings, and other factors.
The Basel III rules became effective for the Company and the Bank on January 1, 2015 with full compliance with all of the requirements being phased in over a multi-year schedule and were fully phased in by January 1, 2019. The Company and the Bank opted to not include the AOCI or AOCL in computing regulatory capital. As of December 31, 2018, management believes that the Company and the Bank meet all capital adequacy requirements to which they are subject, and are well capitalized. In addition, the Company and the Bank must each hold a capital conservation buffer of 2.50% by 2019. The Company’s capital conservation buffer at year end 2018 and 2017 was 5.5% and 5.3%, respectively, and therefore no regulatory restrictions exist under the applicable capital rules on dividends or discretionary bonuses or other payments.
The Bank’s actual capital amounts and ratios are presented in the following table:

	Actual		Minimums Required for Capital Adequacy Purposes		Regulatory Minimums to be Well Capitalized
(in thousands, except percentages)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2018
Total capital ratio	$883,746	13.05%	$541,564	8.00%	$676,955	10.00%
Tier 1 capital ratio	826,114	12.20%	406,173	6.00%	541,564	8.00%
Tier 1 leverage ratio	826,114	9.96%	331,829	4.00%	414,786	5.00%
Common equity tier 1 (CET1)	826,114	12.20%	304,630	4.50%	440,021	6.50%

December 31, 2017
Total capital ratio	$885,855	12.69%	$556,446	8.00%	$695,557	10.00%
Tier 1 capital ratio	812,631	11.68%	417,334	6.00%	556,446	8.00%
Tier 1 leverage ratio	812,631	9.69%	335,600	4.00%	419,500	5.00%
Common equity tier 1 (CET1)	812,631	11.68%	313,001	4.50%	452,112	6.50%

The Company’s actual capital amounts and ratios are presented in the following table:

	Actual		Minimums Required for Capital Adequacy Purposes		Regulatory Minimums To be Well Capitalized
(in thousands, except percentages)	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2018
Total capital ratio	$916,663	13.54%	$541,638	8.00%	$677,047	10.00%
Tier 1 capital ratio	859,031	12.69%	406,228	6.00%	541,638	8.00%
Tier 1 leverage ratio	859,031	10.34%	332,190	4.00%	415,238	5.00%
Common equity tier 1 (CET1)	749,465	11.07%	304,671	4.50%	440,080	6.50%

December 31, 2017
Total capital ratio	$926,049	13.31%	$556,578	8.00%	$695,722	10.00%
Tier 1 capital ratio	852,825	12.21%	417,433	6.00%	556,578	8.00%
Tier 1 leverage ratio	852,825	10.15%	335,647	4.00%	419,559	5.00%
Common equity tier 1 (CET1)	753,545	10.68%	313,075	4.50%	452,220	6.50%